Cash generated from operations - Summary of Cash Generated From Operations (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Loss before income tax	€ (109,778)	€ (304,656)	€ (319,320)
Adjustments to reconcile loss before income tax to net cash flows:
Loss on modification of old facility	0	1,730	0
Loss on extinguishment of old facility	0	2,832	0
Fair value (gains)/losses on derivatives (purchase options)	0	(3,787)	(2,900)
Fair value (gains)/losses on derivatives (purchase options)	7,442	0	0
Fair value (gains)/losses on Public and Private warrant liabilities	6,273	(27,103)	0
Other finance (income)/costs	31,535	12,221	15,340
Share-based payment expenses	21,120	258,089	291,837
Depreciation, impairments and reversal of impairments of property, plant and equipment	20,222	16,749	5,596
Depreciation and impairments of right-of-use of assets	8,537	6,710	3,408
Amortization and impairments of intangible assets	3,635	3,691	2,720
Net (gain)/loss on disposal of property, plant and equipment	7,975	10,473	210
Movements in working capital:
Decrease/(increase) in inventories	(8,087)	(16,788)	(4,306)
Decrease/(increase) in other financial assets	(9,491)	(3,312)	(2,563)
Decrease/(increase) in trade and other receivables, contract assets, and prepayments and other assets	(20,490)	(21,664)	(21,315)
Increase/(decrease) in trade and other payables and contract liabilities	7,828	(31,031)	28,562
Increase/(decrease) in provisions and other liabilities	2,597	142	(190)
Cash generated from/(used in) operations	€ (30,681)	€ (95,704)	€ (2,921)